Share-Based Payments - Additional Information (Details)			12 Months Ended
	Nov. 16, 2021 $ / shares	Jul. 22, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) yr shares	Dec. 31, 2021 EUR (€) yr $ / shares shares	Dec. 31, 2020 EUR (€) shares yr	Dec. 31, 2020 EUR (€) yr $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2022	Jul. 22, 2021 $ / shares
Statements [Line Items]
Expense from share-based payment transactions			€ (15,431,000)		€ (2,327,000)
Treasury shares					1,970,000	€ 1,970,000
License agreement term		10 years
Adjustment to paid In capital fair value of equity instruments granted			€ 27,965,000
Class A Share Capital [Member]
Statements [Line Items]
Stock options to acquire common stock | shares			33,513	33,513
Phantom Option Plan [Member]
Statements [Line Items]
Share based payment arrangement plan modification cost			€ 193,000
Percentage of serviced based component			30.00%
Percentage of Equity Value Based Component			70.00%
Description of vesting requirements for share-based payment arrangement			he service-based component vests over five years from the year of grant, subject to the occurrence of an exit event within the five year period.
Expected dividend as percentage, share options granted			0.00%
Fair value at grant date					1,352.74	1,352.74
Management Participation Plan [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement			7,501				303,646
Share based payment arrangement plan modification cost			€ 0
Expense from share-based payment transactions			5,607,000		1,290,000		€ 0
Fair value at grant date			€ 759,840	€ 759,840	149,000	€ 149,000	€ 71,000
Reversal of expense from share-based payment transactions					€ 0
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				€ 108.66		€ 74
Number of share options forfeited in share-based payment arrangement			3,589		53,572
Number of additional share options granted in share based payment arrangement | shares					45,008
Number of share options outstanding in share-based payment arrangement					295,082	295,082		298,994
Omnibus Stock Plan [Member]
Statements [Line Items]
Description of vesting requirements for share-based payment arrangement			The service-based component vests over 4 years from the year of grant and for some cases over 1 year.
Expense from share-based payment transactions			€ 1,149,000
Stock Options [Member] | Phantom Option Plan [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement			68		2,529		946
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				€ 4,081.36
Number of share options forfeited in share-based payment arrangement | yr			78
Number of share options outstanding in share-based payment arrangement | yr			3,475	3,475
Stock Options [Member] | Omnibus Stock Plan [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | yr			33,513
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				€ 27.00
Number of share options outstanding in share-based payment arrangement | yr			33,513	33,513	0	0
Restricted Share Units [Member] | Phantom Option Plan [Member]
Statements [Line Items]
Expense from share-based payment transactions			€ 1,681,000		€ 1,037,000
Option To Acquire Class A Shares [Member]
Statements [Line Items]
Class Of warrant or right number of shares called by warrants or rights | shares		1,116,540
Class of warrant or right exercise price of warrants or rights | $ / shares									$ 8.96
Additional offering		€ 30,000
NHL Warrants [Member]
Statements [Line Items]
Class Of warrant or right number of shares called by warrants or rights | shares		1,353,740
Class of warrant or right subscription price of warrants or rights | $ / shares									$ 23.45
NBA Warrants [Member]
Statements [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 0.01
Partnership agreement term	8 years
Percentage of entity outanding Class A ordinary shares exercisable on vesting of warrants	3.00%
Percentage of warrants vesting on date of agreement	20.00%
Percentage of warrants vesting on license approval date	80.00%